OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2024
OTHER INCOME (EXPENSES), NET
OTHER INCOME (EXPENSES), NET

13. OTHER INCOME (EXPENSES), NET

The following table summarizes other income (expenses), net recognized for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
Settlement of TJ Biopharma repurchase obligations	$(12,388)	$—	$—
Fair value change and extinguishment of put right liabilities	13,852	(1,118)	5,070
Net foreign exchange losses	(5,573)	(8,044)	(33,751)
Income of incentive payment from depository bank	1,273	1,214	433
Impairment of long-lived assets	(1,246)	—	—
Other	(636)	(142)	(21)
Total other expense, net	$(4,718)	$(8,090)	$(28,269)